Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2023
Basis of Presentation
Schedule of activities of the subsidiary

		2	1
Name	Domicile	Ownership and votes 2023	Ownership and votes 2022
Genmab B.V.	Utrecht, the Netherlands	100%	100%
Genmab Holding B.V.	Utrecht, the Netherlands	100%	100%
Genmab US, Inc.	New Jersey, USA	100%	100%
Genmab K.K.	Tokyo, Japan	100%	100%

Schedule of revision of prior period financial statements

	2022			2021
(DKK million)	Revised Balances	Effect of Error Correction	Previously Reported Balances	Revised Balances	Effect of Error Correction	Previously Reported Balances

Income Statements:
Revenue	14,505	(90)	14,595	8,417	(65)	8,482
Operating expenses	(8,238)	-	(8,238)	(5,464)	-	(5,464)
Operating profit	6,267	(90)	6,357	2,953	(65)	3,018
Financial income/expense	678	-	678	965	-	965
Net profit before tax	6,945	(90)	7,035	3,918	(65)	3,983
Corporate tax	(1,493)	20	(1,513)	(961)	14	(975)
Net profit	5,452	(70)	5,522	2,957	(51)	3,008

Basic net profit per share	83.38	(1.07)	84.45	45.22	(0.78)	46.00
Diluted net profit per share	82.59	(1.06)	83.65	44.77	(0.77)	45.54

Exchange differences on translation of foreign operations	17	-	17	27	-	27
Total comprehensive income	5,469	(70)	5,539	2,984	(51)	3,035

Balance Sheet:
Total non-current assets	1,901	-	1,901	1,891	-	1,891
Corporate tax receivable	182	39	143	50	19	31
Receivables	5,712	(198)	5,910	3,259	(108)	3,367
Other assets	22,324	-	22,324	19,338	-	19,338
Total current assets	28,218	(159)	28,377	22,647	(89)	22,736
Total assets	30,119	(159)	30,278	24,538	(89)	24,627
Other equity items	12,473	-	12,473	12,176	-	12,176
Retained earnings	14,809	(159)	14,968	9,931	(89)	10,020
Total shareholders' equity	27,282	(159)	27,441	22,107	(89)	22,196
Total liabilities	2,837	-	2,837	2,431	-	2,431
Total shareholders' equity and liabilities	30,119	(159)	30,278	24,538	(89)	24,627

Cash Flow Statement:
Net profit before tax	6,945	(90)	7,035	3,918	(65)	3,983
Reversal of financial items, net	(678)	-	(678)	(965)	-	(965)
Adjustment for non-cash transactions	801	-	801	526	-	526
Change in operating assets and liabilities	(1,840)	90	(1,930)	(705)	65	(770)
Cash flows from operating activities before financial items	5,228	-	5,228	2,774	-	2,774
Other items	(1,316)	-	(1,316)	(546)	-	(546)
Net cash provided by operating activities	3,912	-	3,912	2,228	-	2,228